CONTINGENCIES AND OTHER MATTERS (Details Textual) ounce in Millions, $ in Millions, $ in Millions, $ in Millions				1 Months Ended						12 Months Ended
	Jul. 09, 2024 MXN ($)	Jul. 09, 2024 USD ($)	Jun. 27, 2013 USD ($)	Aug. 29, 2024 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2025 MXN ($) ounce $ / Ounce	Dec. 31, 2025 USD ($) ounce $ / Ounce	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 10, 2025 USD ($)	Jun. 27, 2013 CAD ($)	Jun. 27, 2013 USD ($)
Wheaton Precious Metals International Ltd [Member] | Mexico - San Dimas [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Maximum silver production required to be sold | ounce										6	6
Percent of silver production required to be sold										50.00%	50.00%
Silver selling price per ounce | $ / Ounce										4.04	4.04
Purchase agreement, annual inflation increase, percent										1.00%	1.00%
Tax assessments by SAT related to audits of 2010 to 2012 tax returns																		$ 6,507.0	$ 362.2
Tax assessments by SAT related to audits of 2010 tax returns																			37.9
Tax assessments by SAT related to audits of 2011 tax returns																			112.3
Tax assessments by SAT related to audits of 2012 tax returns																			$ 211.9
Tax assessments by SAT related to audits of 2013 tax return																$ 3,442.0	$ 191.6
Transfer received from frozen bank account	$ 198.4	$ 11.0		$ 4.5
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax														$ 8,771.0	$ 488.2
Tax assessments by SAT related to audits of 2017 tax return										$ 1,305.0	$ 72.6
Amount of VAT refunds subject to arbitration order																					$ 4.5
Increase in damages claim amount																						$ 1,090.0
Potential incremental income tax before interest and penalties										5,735.0	319.2
Minera La Encantada, S.A. de C.V. [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments by SAT related to audits of 2013 tax return							$ 747.0	$ 41.6
Tax assessments issued by SAT related to fiscal 2014 for corporate income tax					$ 343.0	$ 19.1
Tax assessments issued by SAT related to fiscal 2015 for corporate income tax					$ 4,318.0	$ 240.4
Tax assessments issued by SAT related to fiscal 2016 for corporate income tax														61.0	3.4
Tax assessments by SAT related to audits of 2017 tax return														130.0	7.3
Corporacion First Majestic, S.A. de C.V. [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments by SAT related to audits of 2013 tax return							$ 544.0	$ 30.3
San Martin Tax Re Assessments [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax														505.0	26.7
Tax assessments by SAT related to audits of 2017 tax return												$ 65.0	$ 3.4
Additional income taxes paid										95.3	5.2
Tax assessments by SAT related to audits of 2014 to 2017 tax returns										445.0	24.8
Additional tax assessment for fiscal 2018										96.0	5.4
La Parrilla Tax Re-assessments [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax												$ 542.0	$ 30.1	542.0	30.1
Tax assessments by SAT related to audits of 2017 tax return										$ 47.0	$ 2.6
Del Toro Tax Re Assessments [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax														511.0	28.4
CFM Tax Re-assessments [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Tax assessments issued by SAT for fiscal 2014 to 2016 for corporate income tax														$ 1,473.0	$ 82.0
First Silver Litigation [Member]
Disclosure Of Contingencies And Other Matters [Line Items]
Gains on litigation settlements									$ 93.8
Proceeds from litigation settlement			$ 14.1
Estimated financial effect of contingent assets																				$ 81.5	$ 64.3		$ 81.5	$ 64.3